Submission	Jan. 16, 2026
Submission [Line Items]
Central Index Key	0001981519
Registrant Name	Mixed Martial Arts Group Limited
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A